Inventory - Schedule of Inventory (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Vineyard in process	$ 80,949	$ 232,436	$ 349,458
Wine in process	832,720	747,862	865,762
Finished wine	50,394	11,003	63,964
Clothing and accessories	219,026
Other	46,922	42,594	109,482
Total	$ 1,230,011	$ 1,033,895	$ 1,388,666